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                                                                                             [LOGO] Lincoln
                                                                                                    -------
                                                                                                    Financial Group
                                                                                                    Lincoln Life

Lawrence A. Samplatsky,                                                The Lincoln National Life Insurance Company
Assistant Vice President and Senior Counsel                            350 Church Street, MLW1
Telephone:  (860) 466-2374                                             Hartford, Connecticut 06103-1106
Facsimile:  (860) 466-1778

March 4, 2005                                                 VIA EDGAR
                                                              ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D         Lincoln Life Flexible Premium Variable Life Account F
File No. 033-00417; 811-04592                                 File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G         Lincoln Life Flexible Premium Variable Life Account J
File No. 033-22740; 811-05585                                 File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K         Lincoln Life Flexible Premium Variable Life Account M
File No. 033-76432; 811-08412                                 File No. 333-82663, 333-84360, 333-42479, 333-54338,
                                                              333-84370, 333-63940, 333-111137, 333-111128,
                                                              333-118478, 333-118477; 811-08557
Lincoln Life Flexible Premium Variable Life Account R         Lincoln Life Flexible Premium Variable Life Account S
File No. 333-43107, 333-33782, 333-90432, 333-115882;         File No. 333-72875, 333-104719; 811-09241
811-08579
Lincoln Life Flexible Premium Variable Life Account Y         Lincoln Life & Annuity Flexible Premium Variable Life
File No. 333-81884, 333-81882, 333-90438, 333-118482,                 Account M
333-118481, 333-115883; 811-21028                             File No. 333-42507, 333-61594, 333-84684, 333-52194,
                                                              333-84688, 333-112972, 333-115839, 333-118480,
LLANY Separate Account R for Flexible Premium                 333-118479; 811-08559
     Variable Life                                            LLANY Separate Account S for Flexible Premium
File No. 333-46113, 333-33778, 333-90508, 333-115884;                 Variable Life
811-08651                                                     File No. 333-74325, 333-107461; 811-09257
CG Variable Life Separate Account I                           CG Variable Life Separate Account II
File No. 033-84426; 811-08780                                         File No. 033-89238; 811-08970
Variable Life Account B of ING Life Insurance & Annuity       Lincoln Life & Annuity Flexible Premium Variable Life
     Company                                                          Account Y
File No. 033-75248, 033-76004, 033-76018, 033-64277           File No. 333-81892, 333-81886, 333-90526,
333-27337; 811-04536                                          333-118484, 333-118483, 333-115885; 811-21029
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Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel